NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2015 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.15%	0.15%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.94%	3.04%[2]
Acquired fund fees and expenses	0.27%	0.27%
Total annual fund operating expenses	3.36%	3.46%
Fee waiver and/or expense reimbursement[3]	2.81%	2.86%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	0.60%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$56	$652	$1,398	$3,371
Class Y	$61	$675	$1,441	$3,459

Natixis Sustainable Future 2020 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.17%	0.17%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.91%	3.01%[2]
Acquired fund fees and expenses	0.26%	0.26%
Total annual fund operating expenses	3.34%	3.44%
Fee waiver and/or expense reimbursement[3]	2.79%	2.84%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	0.60%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$56	$649	$1,390	$3,354
Class Y	$61	$672	$1,433	$3,443

Natixis Sustainable Future 2025 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.39%	3.49%[2]
Acquired fund fees and expenses	0.25%	0.25%
Total annual fund operating expenses	3.82%	3.92%
Fee waiver and/or expense reimbursement[3]	3.26%	3.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.56%	0.61%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.56% and 0.61% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$57	$729	$1,567	$3,749
Class Y	$62	$752	$1,609	$3,833

Natixis Sustainable Future 2030 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.57%	3.67%[2]

Acquired fund fees and expenses	0.23%	0.23%
Total annual fund operating expenses	3.99%	4.09%
Fee waiver and/or expense reimbursement[3]	3.42%	3.47%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	0.62%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.57% and 0.62% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$58	$758	$1,629	$3,885
Class Y	$63	$782	$1,672	$3,968

Natixis Sustainable Future 2035 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.12%	3.22%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	3.55%	3.65%
Fee waiver and/or expense reimbursement[3]	2.97%	3.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.58%	0.63%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.58% and 0.63% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$59	$687	$1,471	$3,532
Class Y	$64	$711	$1,514	$3,618

Natixis Sustainable Future 2040 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.62%	3.72%[2]
Acquired fund fees and expenses	0.22%	0.22%
Total annual fund operating expenses	4.06%	4.16%
Fee waiver and/or expense reimbursement[3]	3.47%	3.52%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.64%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$60	$773	$1,657	$3,942
Class Y	$65	$796	$1,699	$4,025

Natixis Sustainable Future 2045 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.28%	4.38%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	4.72%	4.82%
Fee waiver and/or expense reimbursement[3]	4.13%	4.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.64%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$60	$880	$1,891	$4,443
Class Y	$65	$903	$1,932	$4,521

Natixis Sustainable Future 2050 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.39%	4.49%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	4.84%	4.94%
Fee waiver and/or expense reimbursement[3]	4.24%	4.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$901	$1,934	$4,532
Class Y	$66	$924	$1,975	$4,609

Natixis Sustainable Future 2055 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.78%	4.88%[2]

Acquired fund fees and expenses	0.20%	0.20%
Total annual fund operating expenses	5.22%	5.32%
Fee waiver and/or expense reimbursement[3]	4.62%	4.67%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$962	$2,066	$4,804
Class Y	$66	$985	$2,106	$4,877

Natixis Sustainable Future 2060 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	5.18%	5.28%[2]
Acquired fund fees and expenses	0.20%	0.20%
Total annual fund operating expenses	5.62%	5.72%
Fee waiver and/or expense reimbursement[3]	5.02%	5.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.

Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$1,026	$2,202	$5,079
Class Y	$66	$1,049	$2,242	$5,150

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

The first sentence under “Portfolio Managers” within the section “Management” of each Fund Summary is amended and restated as follows:

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments, determine the Fund’s glide path and target allocations and supervise the activities of the Fund’s subadvisers:

The first sentence of the third paragraph within the subsection “Additional Information” under “Principal Investment Strategies” within the section “More About Goals and Strategies” in the Statutory Prospectus is amended and restated as follows:

Natixis Advisors determines the Fund’s glide path and target allocations.

The second paragraph within the subsection “Adviser” within the subsection “Meet the Funds’ Investment Adviser and Subadvisers” within the section “Management Team” in the Funds’ Statutory Prospectus is amended and restated to remove all references to Wilshire as follows:

The maximum aggregate advisory fee payable by each Fund is equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any subadviser. The advisory fee rates currently paid with respect to the AIA U.S. Large Cap Value ESG Segment, the AIA U.S. Small/Mid Cap ESG Segment, and the AIA International Developed Markets Equity ESG Segment, each managed directly by Natixis Advisors, are 0.165%, 0.20% and 0.20%, respectively, of the average daily net assets of such segments. The advisory fee rate currently paid with respect to the Mirova Climate Ambition U.S. Equity Segment is 0.25%, respectively, of the average daily net assets of such segments. The advisory fee rate currently paid with respect to the Harris Associates Large Cap Value Segment is 0.52% of the average daily net assets of such segment. The advisory fee rate currently paid with respect to the Loomis Sayles All Cap Growth Segment and the Loomis Sayles Core Fixed Income Segment are 0.35% and 0.15%, respectively, of the average daily net assets of such segments. Each Fund may add additional segments to be managed by either Natixis Advisors or a subadviser in the future, provided that the advisory fee rates applicable to such segments do not exceed 0.25% of the average daily net assets of any segment managed directly by Natixis Advisors and 0.70% of the average daily net assets of any segment managed by any subadviser.

The first sentence under “Meet the Funds’ Portfolio Managers” within the section “Management Team” in the Funds’ Statutory Prospectus is amended and restated as follows:

The following portfolio managers have had joint and primary responsibility for determining each Fund’s available underlying funds and separately managed segments and supervising the activities of each Fund’s subadvisers since the dates indicated below. As of December 31, 2020, the following portfolio managers also determine each Fund’s glide path and target allocations:

NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statement of Additional Information, dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statement of Additional Information.

Accordingly, effective December 31, 2020 the disclosure under the second paragraph within the subsection “Advisory Fees” within the section “Fund Charges and Expenses” is amended and restated as follows:

The maximum aggregate advisory fee payable by each Fund is equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any subadviser. The advisory fee rates currently paid with respect to the AIA U.S. Large Cap Value ESG Segment, the AIA U.S. Small/Mid Cap ESG Segment, and the AIA International Developed Markets Equity ESG Segment, each managed directly by Natixis Advisors, are 0.165%, 0.20% and 0.20%, respectively, of the average daily net assets of such segments. The advisory fee rate currently paid with respect to the Mirova Climate Ambition U.S. Equity Segment is 0.25%, respectively, of the average daily net assets of such segments. The advisory fee rate currently paid with respect to the Harris Associates Large Cap Value Segment is 0.52% of the average daily net assets of such segment. The advisory fee rate currently paid with respect to the Loomis Sayles All Cap Growth Segment and the Loomis Sayles Core Fixed Income Segment are 0.35% and 0.15%, respectively, of the average daily net assets of such segments. Each Fund may add additional segments to be managed by either Natixis Advisors or a subadviser in the future, provided that the advisory fee rates applicable to such segments do not exceed 0.25% of the average daily net assets of any segment managed directly by Natixis Advisors and 0.70% of the average daily net assets of any segment managed by any subadviser.

Effective December 31, 2020 the third paragraph within the subsection “Advisory Fees” within the section “Fund Charges and Expenses” is amended and restated as follows:

Natixis Advisors has given a binding contractual undertaking for all classes of the Funds in the table below to waive its advisory fee and, if necessary, to reimburse certain expenses, related to operating the Funds in order to limit each Fund’s expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertakings are in effect through May 31, 2022 and will be reevaluated on an annual basis and may be terminated before then only with the consent of the Funds’ Board. Natixis Advisors will be permitted to recover, on a class-by-class basis, expenses it has borne through the undertaking described above (whether through waiver of its advisory fee or otherwise) to the extent that a class’s expenses fall below the annual rate set forth in the relevant undertaking. Each Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Additionally, effective December 31, 2020 the fourth paragraph under the section “Portfolio Holdings” is amended to delete references to Ultimus Fund Solutions, LLC and Wilshire and is restated as follows:

With respect to (6) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are Bloomberg (daily disclosure of full portfolio holdings) for the purpose of performing analytics; Charles River Systems, Inc. (daily disclosure of full portfolio holdings) for trade order management services with respect to Harris Associates; Confluence Technologies, Inc. (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to quarterly Form N-PORT filings; Donnelley Financial Solutions (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purposes of performing certain functions related to the production of the Fund’s semiannual financial statements, quarterly Form N-PORT filings and other related items; Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings of the Funds; Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Fund’s federal income and excise tax returns; ezeSoft (daily disclosure of full portfolio holdings) for the purpose of compliance and data review; ICE Data Services (daily disclosure of full portfolio holdings) for the purpose of performing functions related to the liquidity classification of investments; Solutions Atlantic, Inc. (daily disclosure of full portfolio holdings) for regulatory reporting services with respect to Harris Associates; Vestmark (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations. These entities may in turn disclose portfolio holdings information to its affiliates and third parties in connection with the provision of services to the Funds.

Additionally, effective December 31, 2020, all references to Nathan Palmer and Anthony Wicklund within the tables within the subsections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are hereby removed.